Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/29/2015
Distribution Date:	11/13/2015

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial	Exchange	CAD			Rate
Series	Principal Amount	Rate	Equivalent	Maturity Date	Coupon Rate	Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL4 - 3 Year Fixed(1)	EUR 1,250,000,000	1.42490	$1,781,125,000	November 2, 2017	0.25%	Fixed
SERIES CBL5 - 3 Year Floating(1)	GBP 250,000,000	1.80600	$451,500,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL5 (Tranche 2) - 3 Year Floating(1)	GBP 300,000,000	1.79130	$537,390,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL9 - 3 Year Floating(1)	GBP 400,000,000	2.01970	$807,880,000	August 7, 2018	3 Mth GBP LIBOR + 0.28%	Float
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed

Currently Outstanding under the Global Registered Covered Bond Program			$13,235,876,600
Issued prior to CMHC registration under the Global Public Sector Covered Bond Programme(2)			$6,405,575,000

Total Outstanding			$19,641,451,600

OSFI Covered Bond Limit			$34,637,512,275

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL4	Aaa	AAA	AAA
CBL5 (Tranche 1 & 2)	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL9	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.
(2) Covered Bonds outstanding under the previously established Global Public Sector Covered Bond Programme do not form a part of the Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/29/2015
Distribution Date:	11/13/2015

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings (1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	A2	A+	AA (low)	A-
Subordinated Debt that contains NVCC(2) provisions	A3	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Negative	Negative

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1/Aa3	F1+/AA-	R-1 (high) / AA

Ratings Triggers(3)

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 and BBB+	BBB (low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls bellow the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle) / BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia U.S.$15 billion Global Registered Covered Bond Program.
(2) Non-viability contingent capital (NVCC)
(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/29/2015
Distribution Date:	11/13/2015

Asset Coverage Test (C$)(1)

Outstanding Covered Bonds			$13,235,876,600

A = Lesser of (i) LTV Adjusted Loan Balance and			20,263,855,559		A (i)	21,672,572,790
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	20,263,855,559
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	93.5%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i) Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance (2)			0
F = Negative Carry Factor Calculation			280,417,458
Total: A + B + C + D + E - F			19,983,438,101

Asset Coverage Test			PASS

Valuation Calculation(1)

Trading Value of Covered Bond(3)			13,965,679,366

A = lesser of (i) Present Value of outstanding loan balance of			21,878,264,654		A (i)	21,878,264,654
Performing Eligible Loans(4) and (ii) 80% of Market Value of properties securing Performing Eligible Loans					A (ii)	39,251,782,918
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i)Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance(2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			21,878,264,654

Intercompany Loan Balance

Guarantee Loan			14,155,383,465
Demand Loan			8,074,739,760
Total			22,230,123,226

Portfolio Losses(5)

Period End	Write off Amounts	Loss Percentage (annualized)
October 29, 2015	N/A		N/A

Portfolio Flow of Funds

	29-Oct-15		30-Sep-15
Cash Inflows
Principal Receipts	337,345,275.55		341,885,884.41
Sale of Loans	27,529,303.69		26,304,987.62
Revenue Receipts	55,368,560.57		55,644,918.29
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(48,408,946.65	)(6)	(48,635,761.55	)(7)
Purchase of Loans	(32,961,162.75)		(32,202,310.92)
Intercompany Loan Repayment	(331,913,416.49	)(6)	(335,988,561.11	)(7)
Distribution to Partners	-		-
Other Inflows / Outflows(8)	(1,136.38)		(6,776.61)
Net Inflows/(Outflows)	6,958,477.54		7,002,380.13

1) The indexation methodology used to account for subsequent price developments is based on (i) with respect to mortgaged properties located in the cities of Vancouver, Victoria, Calgary, Edmonton, Winnipeg, Ottawa-Gatineau, Hamilton, Toronto, Montreal, Quebec City and Halifax, data provided by Teranet through the Teranet - National Bank National Composite House Price IndexTM (the "House Price Index"), and (ii) for mortgaged properties located in all other areas of Canada, national residential statistics compiled by the Canadian Real Estate Association ("CREA"). The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. The statistics derived by CREA are the average actual resale prices for residential properties in the related area, as well as overall figures for each province and territory of Canada. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.4603%.

(5) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 14 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2014 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(6) This amount is to be paid out on November 17th, 2015.

(7) This amount was paid out on October 19th, 2015.

(8) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/29/2015
Distribution Date:	11/13/2015

Portfolio Summary Statistics

Previous Month Ending Balance	$21,984,034,300
Current Month Ending Balance	$21,652,120,883
Number of Mortgage Loans in Pool	121,544
Average Loan Size	$178,142
Number of Primary Borrowers	108,571
Number of Properties	111,113

Weighted Average Current Indexed LTV of Loans in the Portfolio(1)(3)	52.86%
Weighted Average of Original LTV of Loans in the Portfolio(1)(4)	66.38%
Weighted Average of Authorized LTV of Loans in the Portfolio(2)(4)	82.60%
Weighted Average Seasoning of Loans in the Portfolio	28.00	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.96%
Weighted Average Original Term of Loans in the Portfolio	51.40	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	23.39	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	50.85	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution(5)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	121,395	99.88%	21,617,481,358	99.84%
30 to 59 Days Past Due	121	0.10%	28,021,957	0.13%
60 to 89 Days Past Due	28	0.02%	6,617,569	0.03%
90 or More Days Past Due	-	0.00%	-	0.00%
Total	121,544	100.00%	21,652,120,883	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	14,052	11.56%	2,919,732,153	13.48%
British Columbia	15,372	12.65%	3,645,718,711	16.84%
Manitoba	3,056	2.51%	414,339,150	1.91%
New Brunswick	3,342	2.75%	329,798,830	1.52%
Newfoundland	3,616	2.98%	474,511,649	2.19%
Northwest Territories	35	0.03%	6,934,692	0.03%
Nova Scotia	4,919	4.05%	573,346,821	2.65%
Nunavut	-	0.00%	-	0.00%
Ontario	59,566	49.01%	10,766,142,980	49.72%
Prince Edward Island	766	0.63%	75,964,820	0.35%
Quebec	12,848	10.57%	1,755,917,892	8.11%
Saskatchewan	3,691	3.04%	634,175,419	2.93%
Yukon	281	0.23%	55,537,766	0.26%
Total	121,544	100.00%	21,652,120,883	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score (6)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	3,206	2.64%	624,469,902	2.88%
599 or less	2,964	2.44%	520,480,952	2.40%
600 - 650	4,614	3.80%	892,633,160	4.12%
651 - 700	9,851	8.10%	1,929,801,510	8.91%
701 - 750	15,913	13.09%	3,049,173,436	14.08%
751 - 800	20,624	16.97%	3,909,891,085	18.06%
801 and Above	64,372	52.96%	10,725,670,839	49.54%
Total	121,544	100.00%	21,652,120,883	100.00%

(1) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(5) Refer to footnote (5) on page 3 of this Investor Report.
(6) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/29/2015
Distribution Date:	11/13/2015

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	102,939	84.69%	18,395,355,251	84.96%
Variable	18,605	15.31%	3,256,765,633	15.04%
Total	121,544	100.00%	21,652,120,883	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	94,762	77.97%	15,212,706,741	70.26%
Non-STEP	26,782	22.03%	6,439,414,142	29.74%
Total	121,544	100.00%	21,652,120,883	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	2,864	2.36%	510,782,638	2.36%
Owner Occupied	118,680	97.64%	21,141,338,246	97.64%
Total	121,544	100.00%	21,652,120,883	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
3.4999 and Below	102,124	84.02%	18,771,114,327	86.69%
3.5000 - 3.9999	14,668	12.07%	2,244,587,218	10.37%
4.0000 - 4.4999	3,529	2.90%	484,179,697	2.24%
4.5000 - 4.9999	791	0.65%	104,358,207	0.48%
5.0000 - 5.4999	307	0.25%	32,693,431	0.15%
5.5000 - 5.9999	77	0.06%	7,700,558	0.04%
6.0000 - 6.4999	39	0.03%	6,730,726	0.03%
6.5000 - 6.9999	8	0.01%	654,914	0.00%
7.0000 - 7.4999	1	0.00%	101,805	0.00%
7.5000 - 7.9999	-	0.00%	-	0.00%
8.0000 - 8.4999	-	0.00%	-	0.00%
8.5000 and Above	-	0.00%	-	0.00%
Total	121,544	100.00%	21,652,120,883	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	14,776	12.16%	878,873,704	4.06%
20.01-25.00	5,706	4.69%	594,549,766	2.75%
25.01-30.00	6,156	5.06%	776,336,458	3.59%
30.01-35.00	6,878	5.66%	998,587,974	4.61%
35.01-40.00	7,346	6.04%	1,183,952,598	5.47%
40.01-45.00	8,377	6.89%	1,513,837,623	6.99%
45.01-50.00	9,789	8.05%	1,968,747,546	9.09%
50.01-55.00	11,315	9.31%	2,401,858,861	11.09%
55.01-60.00	13,303	10.95%	2,937,999,232	13.57%
60.01-65.00	14,506	11.93%	3,266,073,224	15.08%
65.01-70.00	11,763	9.68%	2,614,779,822	12.08%
70.01-75.00	7,370	6.06%	1,633,842,465	7.55%
75.01-80.00	4,113	3.38%	851,632,706	3.93%
80.01 and Above	146	0.12%	31,048,903	0.14%
Total	121,544	100.00%	21,652,120,883	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.
(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/29/2015
Distribution Date:	11/13/2015

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	13,500	11.11%	2,035,570,025	9.40%
12.00 - 23.99	70,420	57.94%	12,164,670,461	56.18%
24.00 - 35.99	22,292	18.34%	4,625,011,797	21.36%
36.00 - 41.99	4,334	3.57%	988,826,777	4.57%
42.00 - 47.99	2,393	1.97%	472,367,990	2.18%
48.00 - 53.99	3,281	2.70%	499,301,421	2.31%
54.00 - 59.99	3,760	3.09%	595,090,827	2.75%
60.00 - 65.99	878	0.72%	148,877,199	0.69%
66.00 - 71.99	34	0.03%	5,410,673	0.02%
72.00 and Above	652	0.54%	116,993,712	0.54%
Total	121,544	100.00%	21,652,120,883	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	39,878	32.81%	2,266,275,837	10.47%
100,000 - 149,999	22,781	18.74%	2,838,915,084	13.11%
150,000 - 199,999	18,673	15.36%	3,245,985,819	14.99%
200,000 - 249,999	13,455	11.07%	3,010,292,556	13.90%
250,000 - 299,999	9,274	7.63%	2,533,511,017	11.70%
300,000 - 349,999	6,026	4.96%	1,948,125,744	9.00%
350,000 - 399,999	3,799	3.13%	1,416,748,591	6.54%
400,000 - 449,999	2,343	1.93%	992,017,549	4.58%
450,000 - 499,999	1,601	1.32%	758,261,336	3.50%
500,000 - 549,999	1,035	0.85%	541,856,157	2.50%
550,000 - 599,999	682	0.56%	390,717,645	1.80%
600,000 - 649,999	489	0.40%	305,105,789	1.41%
650,000 - 699,999	296	0.24%	199,624,054	0.92%
700,000 - 749,999	216	0.18%	156,318,894	0.72%
750,000 - 799,999	187	0.15%	144,786,794	0.67%
800,000 - 849,999	166	0.14%	137,090,034	0.63%
850,000 - 899,999	104	0.09%	90,909,991	0.42%
900,000 - 949,999	78	0.06%	72,010,102	0.33%
950,000 - 999,999	56	0.05%	54,487,964	0.25%
1,000,000 or Greater	405	0.33%	549,079,925	2.54%
Total	121,544	100.00%	21,652,120,883	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	14,666	12.07%	2,347,039,288	10.84%
Single Family	104,410	85.90%	18,816,036,735	86.90%
Multi Family	2,180	1.79%	444,279,351	2.05%
Other	288	0.24%	44,765,509	0.21%
Total	121,544	100.00%	21,652,120,883	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: 10/29/2015
Distribution Date: 11/13/2015

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(4)
Alberta	All	96,699,431	66,904,903	86,185,164	118,871,755	127,972,767	168,375,745	223,631,535	266,280,803	408,743,026	560,304,078	439,275,633	217,587,417	122,410,666	16,489,228	2,919,732,153	13.48%
Alberta	Current and Less Than 30 Days Past Due	96,577,345	66,904,903	85,958,048	118,609,602	127,825,668	167,622,431	223,631,535	265,996,663	408,743,026	559,976,163	438,832,285	217,276,211	122,410,666	16,489,228	2,916,853,775	99.90%
Alberta	30 to 59 Days Past Due	122,087	-	227,116	262,152	-	568,086	-	-	-	124,302	443,348	311,205	-	-	2,058,297	0.07%
Alberta	60 to 89 Days Past Due	-	-	-	-	147,099	185,228	-	284,140	-	203,614	-	-	-	-	820,082	0.03%
Alberta	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	181,440,864	114,548,944	149,147,458	197,302,263	225,170,391	286,184,518	337,314,683	368,225,696	453,821,970	561,881,532	394,703,012	293,581,187	79,338,496	3,057,699	3,645,718,711	16.84%
	Current and Less Than 30 Days Past Due	181,340,669	114,548,944	148,708,276	196,701,528	224,998,589	285,484,044	334,261,642	366,989,648	453,314,791	559,908,556	392,942,208	293,397,119	79,338,496	3,057,699	3,634,992,210	99.71%
British Columbia	30 to 59 Days Past Due	100,194	-	439,182	-	171,802	472,412	3,053,041	956,438	507,179	1,972,976	1,256,782	184,068	-	-	9,114,075	0.25%
British Columbia	60 to 89 Days Past Due	-	-	-	600,735	-	228,061	-	279,610	-	-	504,021	-	-	-	1,612,427	0.04%
British Columbia	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	8,833,626	7,186,760	8,361,400	11,943,517	14,231,123	20,124,433	25,702,325	33,677,229	40,548,177	60,925,886	88,292,764	54,134,593	39,657,586	719,732	414,339,150	1.91%
Manitoba	Current and Less Than 30 Days Past Due	8,833,626	7,186,760	8,361,400	11,943,517	14,231,123	20,124,433	25,702,325	33,677,229	40,548,177	60,813,910	88,069,690	53,906,522	39,657,586	719,732	413,776,029	99.86%
Manitoba	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	111,976	-	228,071	-	-	340,047	0.08%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	223,074	-	-	-	223,074	0.05%
Manitoba	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	8,711,526	5,878,826	8,051,667	11,086,326	10,735,061	18,453,483	20,056,617	28,716,815	43,094,134	70,586,671	65,134,340	21,610,905	17,682,460	-	329,798,830	1.52%
New Brunswick	Current and Less Than 30 Days Past Due	8,711,526	5,878,826	8,051,667	11,086,326	10,735,061	18,453,483	20,056,617	28,716,815	42,951,401	70,439,961	64,998,663	21,610,905	17,682,460	-	329,373,709	99.87%
New Brunswick	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	142,733	146,710	135,677	-	-	-	425,120	0.13%
New Brunswick	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	9,480,357	8,693,658	8,894,474	9,386,447	18,225,953	22,359,156	33,916,933	43,030,097	55,057,497	81,160,131	96,781,245	33,216,754	54,308,946	-	474,511,649	2.19%
Newfoundland	Current and Less Than 30 Days Past Due	9,480,357	8,693,658	8,894,474	9,386,447	18,225,953	22,359,156	33,916,933	43,030,097	55,057,497	81,109,899	96,092,850	33,216,754	54,308,946	-	473,773,021	99.84%
Newfoundland	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	50,232	688,395	-	-	-	738,628	0.16%
Newfoundland	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	360,054	267,597	475,642	418,708	293,987	375,710	757,088	-	310,669	813,029	2,477,139	385,069	-	-	6,934,692	0.03%
	Current and Less Than 30 Days Past Due	360,054	267,597	475,642	418,708	293,987	375,710	757,088	-	310,669	813,029	2,477,139	385,069	-	-	6,934,692	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	19,032,107	11,592,333	16,829,378	18,389,143	27,968,302	33,395,566	41,752,933	56,127,017	75,334,465	103,211,977	98,343,431	34,258,702	36,885,637	225,830	573,346,821	2.65%
Nova Scotia	Current and Less Than 30 Days Past Due	18,992,555	11,592,333	16,731,160	18,389,143	27,968,302	33,395,566	41,602,789	56,127,017	75,334,465	102,464,195	98,168,087	34,258,702	36,885,637	225,830	572,135,781	99.79%
Nova Scotia	30 to 59 Days Past Due	39,552	-	98,218	-	-	-	150,144	-	-	747,782	175,344	-	-	-	1,211,040	0.21%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	472,003,627	321,357,143	415,870,319	529,074,041	643,045,544	820,626,680	1,116,966,489	1,396,800,401	1,596,005,677	1,459,415,616	989,494,001	671,956,667	325,157,748	8,369,028	10,766,142,980	49.72%
Ontario	Current and Less Than 30 Days Past Due	471,547,935	321,260,151	415,303,763	528,382,847	642,481,743	820,298,768	1,115,779,295	1,395,273,575	1,592,881,845	1,458,031,642	988,077,254	670,754,387	324,361,463	8,369,028	10,752,803,696	99.88%
Ontario	30 to 59 Days Past Due	455,692	96,992	566,556	691,193	563,801	327,912	1,187,194	1,438,749	2,712,120	566,243	792,611	1,015,558	796,285	-	11,210,906	0.10%
Ontario	60 to 89 Days Past Due	-	-	-	-	-	-	-	88,077	411,711	817,731	624,137	186,722	-	-	2,128,377	0.02%
Ontario	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	2,318,956	1,230,333	3,624,512	2,459,572	2,903,098	4,161,915	3,800,001	7,685,550	9,083,307	15,837,485	13,730,646	4,256,759	4,872,686	-	75,964,820	0.35%
	Current and Less Than 30 Days Past Due	2,318,956	1,230,333	3,624,512	2,459,572	2,903,098	4,161,915	3,800,001	7,685,550	9,009,469	15,837,485	13,730,646	4,256,759	4,872,686	-	75,890,982	99.90%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	73,838	-	-	-	-	-	73,838	0.10%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	63,546,886	45,030,217	60,686,350	77,369,351	87,527,495	103,845,110	117,069,355	140,177,109	171,143,213	221,382,051	277,637,000	250,790,502	137,525,865	2,187,387	1,755,917,892	8.11%
Quebec	Current and Less Than 30 Days Past Due	63,511,648	45,030,217	60,686,350	77,369,351	87,113,393	103,845,110	116,184,638	140,177,109	171,113,387	221,074,389	276,970,660	250,433,063	137,285,582	2,187,387	1,752,982,285	99.83%
Quebec	30 to 59 Days Past Due	-	-	-	-	414,102	-	743,610	-	-	142,157	666,339	167,687	240,283	-	2,374,178	0.14%
Quebec	60 to 89 Days Past Due	35,238	-	-	-	-	-	141,108	-	29,826	165,504	-	189,753	-	-	561,429	0.03%
Quebec	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	15,114,988	10,742,441	16,790,193	20,458,703	23,733,162	32,652,350	44,471,614	54,597,759	78,597,402	117,662,127	139,852,419	49,142,414	30,359,848	-	634,175,419	2.93%
Saskatchewan	Current and Less Than 30 Days Past Due	15,114,988	10,682,673	16,790,193	20,458,703	23,733,162	32,528,358	44,471,614	54,597,759	78,597,402	117,337,845	139,733,835	48,753,373	29,800,991	-	632,600,896	99.75%
Saskatchewan	30 to 59 Days Past Due	-	59,768	-	-	-	123,992	-	-	-	-	118,583	-	-	-	302,343	0.05%
Saskatchewan	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	324,281	-	389,041	558,857	-	1,272,180	0.20%
Saskatchewan	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	1,331,283	1,116,609	1,419,899	1,828,150	2,145,714	3,282,958	3,307,972	6,540,386	6,259,695	12,892,641	9,058,193	2,921,497	3,432,768	-	55,537,766	0.26%
Yukon	Current and Less Than 30 Days Past Due	1,331,283	1,116,609	1,419,899	1,828,150	2,145,714	3,282,958	3,307,972	6,540,386	6,086,210	12,892,641	9,058,193	2,921,497	3,432,768	-	55,364,282	99.69%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	173,485	-	-	-	-	-	173,485	0.31%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	878,873,704	594,549,766	776,336,458	998,587,974	1,183,952,598	1,513,837,623	1,968,747,546	2,401,858,861	2,937,999,232	3,266,073,224	2,614,779,822	1,633,842,465	851,632,706	31,048,903	21,652,120,883	100.00%
	Current and Less Than 30 Days Past Due	878,120,942	594,393,006	775,005,385	997,033,893	1,182,655,794	1,511,931,932	1,963,472,450	2,398,811,847	2,933,948,340	3,260,699,716	2,609,151,509	1,631,170,360	850,037,281	31,048,903	21,617,481,358	99.84%
	30 to 59 Days Past Due	717,525	156,760	1,331,073	953,346	1,149,705	1,492,402	5,133,988	2,395,187	3,609,355	3,862,378	4,277,080	1,906,589	1,036,569	-	28,021,957	0.13%
	60 to 89 Days Past Due	35,238	-	-	600,735	147,099	413,289	141,108	651,827	441,537	1,511,131	1,351,232	765,516	558,857	-	6,617,569	0.03%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (5) on page 3 of this Investor Report.
(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.
(5) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: 10/29/2015
Distribution Date: 11/13/2015

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score(4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	20,556,306	15,446,713	22,830,325	26,321,677	36,308,198	46,527,015	55,017,709	70,417,937	91,784,225	80,025,937	74,459,949	59,360,206	25,020,418	393,288	624,469,902	2.88%
<=599	7,356,945	7,490,748	6,963,526	10,492,574	15,957,832	24,638,091	35,008,881	54,570,844	76,140,835	109,119,975	95,864,477	54,472,135	21,495,256	908,834	520,480,952	2.40%
600-650	14,688,282	12,148,470	12,041,207	24,113,542	25,642,792	46,111,449	69,420,177	105,085,991	127,949,223	167,098,725	155,671,287	85,412,688	46,476,721	772,607	892,633,160	4.12%
651-700	28,718,522	24,860,669	42,616,789	55,612,183	70,978,030	92,437,011	156,372,510	199,734,150	291,071,111	359,640,402	317,929,829	190,011,496	97,744,227	2,074,580	1,929,801,510	8.91%
701-750	79,016,067	52,113,136	82,445,919	101,163,028	135,719,071	184,876,610	265,083,575	349,443,331	456,905,500	501,142,291	418,116,012	273,843,426	142,913,366	6,392,103	3,049,173,436	14.08%
751-800	109,202,252	86,562,402	117,537,754	154,692,152	193,940,333	260,264,865	358,880,868	446,525,530	553,435,413	629,916,966	487,213,209	323,101,859	181,116,408	7,501,073	3,909,891,085	18.06%
>800	619,335,330	395,927,628	491,900,938	626,192,819	705,406,342	858,982,583	1,028,963,825	1,176,081,078	1,340,712,924	1,419,128,928	1,065,525,060	647,640,655	336,866,309	13,006,419	10,725,670,839	49.54%
Total	878,873,704	594,549,766	776,336,458	998,587,974	1,183,952,598	1,513,837,623	1,968,747,546	2,401,858,861	2,937,999,232	3,266,073,224	2,614,779,822	1,633,842,465	851,632,706	31,048,903	21,652,120,883	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(3) The methodology used in this table aggregates STEP Loans secured by the same property.
(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

8